UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 9, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total:  $145,272 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO    CV WAR            CERIWTS     182   25000       SH       SOLE                 25000       0     0
*** MILLICOM INTERNATIONAL    OTC IS            L6388F110   4195  50000       SH       SOLE                 50000       0     0
ACCELRYS INC                  OTC IS            00430U103   206   30000       SH       SOLE                 30000       0     0
ALLIANCE IMAGING INC          OTC IS            018606202   906   100000      SH       SOLE                 1000000     0     0
ASPENBIO PHARMA INC           OTC IS            045346103   3012  312088      SH       SOLE                 312088      0     0
BEHIHANA NATIONAL CORP        OTC IS            082047200   2195  126800      SH       SOLE                 126800      0     0
BENIHANA NATL CORP            OTC IS            082047101   1094  63400       SH       SOLE                 63400       0     0
CASH AMERICA INVESTMENTS INC  COMMON            14754D100   6016  160000      SH       SOLE                 160000      0     0
CECO ENVIRONMENTAL CORP       OTC IS            125141101   5424  355000      SH       SOLE                 355000      0     0
CENTURY ALUMINUM CO           OTC IS            156431108   5528  105000      SH       SOLE                 105000      0     0
CORE MARK HOLDING CO          COMMON            218681104   5032  142836      SH       SOLE                 142836      0     0
ENGLOBAL CORPORATION          COMMON            293306106   4550  398800      SH       SOLE                 398800      0     0
FRONTIER OIL CORP             COMMON            35914P105   5413  130000      SH       SOLE                 130000      0     0
HAYES LEMMERZ INT INC         OTC IS            420781304   4160  1000000     SH       SOLE                 1000000     0     0
I-FLOW CORP NEW               OTC IS            449520303   3582  192700      SH       SOLE                 192700      0     0
INTERVOICE INC                OTC IS            461142101   1643  175000      SH       SOLE                 175000      0     0
INTERWOVEN INC                OTC IS            46114T508   4759  334400      SH       SOLE                 334400      0     0
INVERNESS MED TECHNOLOGY INC  COMMON            46126P106   13830 250000      SH       SOLE                 250000      0     0
IPASS INC                     OTC IS            46261V108   4776  1137200     SH       SOLE                 1137200     0     0
KIRBY CORP                    COMMON            497266106   7725  175000      SH       SOLE                 175000      0     0
KYPHON INC                    OTC IS            501577100   2450  35000       SH       SOLE                 35000       0     0
MATRIX SERVICE CO             OTC IS            576853105   2443  116600      SH       SOLE                 116600      0     0
MICRUS ENDOVASCULAR           OTC IS            59518V102   351   19200       SH       SOLE                 19200       0     0
MMC ENERGY INC                OTC IS            55312Q208   1069  225000      SH       SOLE                 225000      0     0
MOBILE MINI INC               OTC IS            60740F105   4349  180000      SH       SOLE                 180000      0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   5205  750000      SH       SOLE                 750000      0     0
PANTRY INC DEL                OTC IS            698657103   3204  125000      SH       SOLE                 125000      0     0
PENN OCTANE CORP.             OTC IS            707573101   26    15500       SH       SOLE                 15500       0     0
QUICKSILVER RESOURCES INC     COMMON            74837R104   2353  50000       SH       SOLE                 50000       0     0
QUIDEL CORP.                  OTC IS            74838J101   2934  150000      SH       SOLE                 150000      0     0
RADNET INC                    OTC IS            750491102   4450  500000      SH       SOLE                 500000      0     0
REALNETWORKS INC              OTC IS            756005L104  3101  457400      SH       SOLE                 457400      0     0
SECURE COMPUTING CORPORATION  OTC IS            813705100   5040  518000      SH       SOLE                 518000      0     0
STREETTRACKS GOLD TRUST       COMMON            863307104   2940  40000       SH       SOLE                 40000       0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   8355  500000      SH       SOLE                 500000      0     0
TEMPUR PEDIC INTERNATIONAL    OTC IS            88023U101   3575  100000      SH       SOLE                 100000      0     0
URANIUM RESOURCES INC.        OTC IS            916901507   1887  201000      SH       SOLE                 201000      0     0
WESTSIDE ENERGY CORP.         OTC IS            96149R100   1390  414800      SH       SOLE                 414800      0     0
WORLD FUEL SERVICES CORP.     COMMOM            981475106   5922  145100      SH       SOLE                 145100      0     0
    Page Column Totals                                      145272